UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549




Institutional Investment Manager Filing this Report:

Name:    BNS Investments LLC
Address: 660 Madison Avenue
         14th Floor
         New York, NY  10021

13F File Number:  028-11446

A 13F Report was filed for this manager on August 9th 2005 in error,

ACCESSION NUMBER: 0001172661-05-000215.

PLEASE DISREGARD THIS FILING. BNS Investments LLC is not required to file 13F Holding or Notice Reports.